REVENUE (Tables)	6 Months Ended
Jun. 30, 2026
Revenue [abstract]
Disclosure of revenues
The following table disaggregates revenues by our operating segments:

	For the three-month period ended June 30		For the six-month period ended June 30
US$ MILLIONS	2026	2025	2026	2025
Utilities	$2,365	$2,187	$4,702	$4,317
Midstream	1,916	984	3,698	2,033
Data	1,129	1,108	2,265	2,147
Transport	1,072	1,150	2,118	2,324
Total	$6,482	$5,429	$12,783	$10,821
Substantially all of our partnership’s revenues are recognized over time as services are rendered.
The following table disaggregates revenues by geographical region:

	For the three-month period ended June 30		For the six-month period ended June 30
US$ MILLIONS	2026	2025	2026	2025
U.S.	$2,225	$1,315	$4,416	$2,568
Canada	1,383	1,082	2,603	2,219
India	753	828	1,520	1,618
U.K.	504	607	1,082	1,252
Brazil	433	424	846	795
Colombia	336	304	639	610
France	132	170	279	365
Australia	135	114	261	229
Germany	135	117	251	207
Other	446	468	886	958
Total	$6,482	$5,429	$12,783	$10,821